Segmented Information and Major Customers (Details Narrative) - Customers	3 Months Ended	12 Months Ended
	Oct. 31, 2019	Jul. 31, 2019	Jul. 31, 2018
Segment Reporting [Abstract]
Number of costumer		1
Revenues from major customer	10.00%	12.00%	37.00%